Preferred Stock (Notes)	12 Months Ended
Sep. 30, 2014
Preferred Stock [Abstract]
Preferred Stock [Text Block]
NOTE 19 — COMMON AND PREFERRED STOCK
In February 2013, the Company authorized and issued approximately 2.4 million shares of its 3.75% Series B Cumulative Perpetual Convertible Preferred Stock. The Company received net proceeds of $234.0 after paying offering-related fees and expenses of approximately $7.5. The preferred stock has a $0.01 par value per share and a $100.00 liquidation value per share. The preferred stock earns cumulative dividends at a rate of 3.75% per annum payable quarterly on February 15, May 15, August 15 and November 15, beginning on May 15, 2013. The preferred stock is non-voting and ranks senior to our outstanding common stock upon the Company’s dissolution or liquidation. The preferred stock has no maturity date; however, holders of the preferred stock may convert their preferred stock at an initial conversion rate of 2.1192 shares of the Company’s common stock per share of convertible preferred stock, which is equivalent to a conversion price of $47.19 per share of common stock. Additionally, on or after February 15, 2018, the Company will have the option to redeem some or all the preferred stock at a redemption price equal to 100% of the liquidation preference per share, plus accrued and unpaid dividends if the closing sale price of the Company’s common stock has been at least 130% of the conversion price then in effect for at least 20 trading days during any 30 consecutive trading day period.
In December 2013, the Company authorized and issued approximately 3.0 million shares of its 2.5% Series C Cumulative Perpetual Convertible Preferred Stock. The Company also granted the initial purchasers of the preferred stock a 30-day option to purchase additional shares of preferred stock. On January 14, 2014, the initial purchasers exercised their option and purchased an additional 0.2 million shares. The Company received net proceeds of $310.2 after paying offering-related fees and expenses of approximately $9.8. The preferred stock has a $0.01 par value per share and a $100.00 liquidation value per share. The preferred stock earns cumulative dividends at a rate of 2.5% per annum payable quarterly on February 15, May 15, August 15 and November 15, beginning on February 15, 2014. The preferred stock is non-voting and ranks senior to our outstanding common stock upon the Company’s dissolution or liquidation. The preferred stock has no maturity date; however, holders of the preferred stock may convert their preferred stock at an initial conversion rate of 1.8477 shares of the Company’s common stock per share of convertible preferred stock, which is equivalent to a conversion price of $54.12 per share of common stock. Additionally, on or after February 15, 2019, the Company will have the option to redeem some or all the preferred stock at a redemption price equal to 100% of the liquidation preference per share, plus accrued and unpaid dividends if the closing sale price of the Company’s common stock has been at least 150% of the conversion price then in effect for at least 20 trading days during any 30 consecutive trading day period.
In March 2014, the Company issued 5.75 million shares of common stock, par value $0.01 per share, at a price to the public of $55.00 per share. The Company received net proceeds of $303.5 after paying offering related fees and expenses of approximately $12.8. In May 2014, the Company issued 6.325 million shares of common stock, par value $0.01 per share, at a price to the public of $47.70 per share. The Company received net proceeds of $289.9 after paying offering-related fees and expenses of approximately $11.8.